Subsequent Events (Details Narrative)						1 Months Ended					3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 09, 2022 USD ($) $ / shares shares	Mar. 03, 2022 USD ($)	Jan. 31, 2022 USD ($) $ / shares	Jan. 07, 2022 USD ($)	Oct. 09, 2020 $ / shares shares	Nov. 30, 2022 shares	Oct. 31, 2022 USD ($) shares	Apr. 30, 2022 USD ($) shares	Apr. 30, 2022 CAD ($) shares	Jan. 31, 2022 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($) $ / shares	Oct. 23, 2022 USD ($)	Sep. 30, 2022 $ / shares	Jun. 17, 2022 USD ($)	May 31, 2022 $ / shares	Feb. 28, 2022 $ / shares	Jan. 28, 2022 USD ($)	Dec. 31, 2021 $ / shares	Dec. 20, 2021 USD ($)	Mar. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2020 $ / shares
Debt Instrument, Interest Rate, Stated Percentage																9.00%										9.00%
Share price | (per share)														$ 0.32				$ 0.34					$ 0.40				$ 0.42	$ 0.56
Operating Lease, Payments												$ 64,828		$ 129,191	$ 13,504	$ 123,098
Payments for mining cash											$ 356,149	$ 356,149
Proceeds from Issuance of Private Placement								$ 9,384,622	$ 11,796,297
Shares issued at C $0.40 per share, shares | shares					5,572,980			1,315,856	1,315,856			375,000
Shares issued, price per share | (per share)					$ 0.49											$ 0.26		$ 0.30							$ 0.40	$ 0.35	$ 0.04	$ 0.05
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate												0.00%
Monthly fee																								$ 51,000,000
U S Environmental Protection Agency [Member]
Restricted cash											$ 9,476,000	$ 9,476,000
Private Placement [Member] | Warrant [Member]
Shares issued at C $0.40 per share, shares | shares								4,809,160	4,809,160
Shares issued, price per share | $ / shares																				$ 0.30	$ 0.30
Subsequent Event [Member]
Payments to Acquire Businesses, Gross										$ 2,000,000
Business Combination, Consideration Transferred				$ 7,700,000
Operating Lease, Payments				300,000
Deposits				2,000,000
Payments for mining cash		$ 200,000		5,400,000
Liability assumed				19,000,000
Settlement payment				$ 2,900,000
Description for package comprises of property			The package comprises substantially all processing equipment of value located at the site, including complete crushing, grinding and flotation circuits
Issuance of outstanding convertible debt | shares							8,252,940
Subsequent Event [Member] | Long Term Incentive Plan [Member]
Restricted share units, shares | shares						4,396,741
Subsequent Event [Member] | U S Environmental Protection Agency [Member]
Improvements in liquidity							$ 3,000,000
Restricted cash																	$ 2,001,000
Collateral letter of credit							7,001,000
Letter of credit							2,000,001
Payments for Collateral letter of credit							5,000,000
Subsequent Event [Member] | U S Environmental Protection Agency [Member] | Maximum [Member]
Collateral letter of credit							7,001,000
Subsequent Event [Member] | U S Environmental Protection Agency [Member] | Third Party [Member]
Payments for Collateral letter of credit							2,000,000
Monthly fee							20,000
Subsequent Event [Member] | Warrant [Member]
Share price | $ / shares	$ 0.37
Closing date	36 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	15.00%
Cash commission received percentage	0.060
Subsequent Event [Member] | Private Placement [Member] | Warrant [Member]
Proceeds from Issuance of Private Placement	$ 15,000,000
Shares issued at C $0.40 per share, shares | shares	50,000,000
Shares issued, price per share | $ / shares	$ 0.30
Subsequent Event [Member] | Teck Resources Limited [Member]
Payments to Acquire Businesses, Gross			$ 3,000,000
Cash Acquired from Acquisition			2,750,000
Non-refundable deposit			500,000
Royalty [Member]
Royalty percentage														1.85%	1.85%
Royalty Convertible Debenture [Member]
Debt Instrument, Face Amount														$ 8,000,000
Debt Instrument, Interest Rate, Stated Percentage														9.00%
Placer Mining Corp [Member]
Debt Instrument, Periodic Payment														$ 60,000
Mine Water L L C [Member] | Subsequent Event [Member]
Payments for mining cash							$ 60,000
Restricted share units, shares | shares							1,599,150
Convertible Debt [Member]
Debt Instrument, Face Amount														$ 5,000,000					$ 15,000,000			$ 6,000,000
Convertible Debt [Member] | Subsequent Event [Member]
Debt Instrument, Face Amount			$ 5,000,000							$ 5,000,000
Debt Instrument, Interest Rate, Stated Percentage			7.50%							7.50%
Payments to Acquire Businesses, Gross										$ 6,000,000
Share price | $ / shares			$ 0.30							$ 0.30
Convertible Debt [Member] | Royalty [Member]
Royalty percentage														1.85%	1.85%
Convertible Debt [Member] | Placer Mining Corp [Member]
Debt Instrument, Face Amount														$ 8,000,000
Debt Instrument, Periodic Payment														$ 2,000,000